Offerings - Offering: 1	Sep. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ADR
Amount Registered | shares	1,812,574
Proposed Maximum Offering Price per Unit	3.68
Maximum Aggregate Offering Price	$ 6,670,272.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 921.16
Offering Note	(1) The ordinary shares, no par value (the "Shares") of Alterity Therapeutics Limited (the "Registrant") registered hereunder are represented by the Registrant's American Depositary Shares ("ADSs"), each representing twelve (12) Shares. (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional Shares that may become issuable under the terms of the Registrant's Employee Incentive Securities Plan (the "Plan") by reason of any share split, share dividend, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of the outstanding Shares. (3) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Registrant's Shares (as represented by ADSs) on The Nasdaq Stock Market LLC on September 15, 2026. (4) Represents Shares reserved for issuance under the Plan.1,812,574 ADRs are 21,750,886 shares. (5) The Registrant does not have any fee offsets to claim.